Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.16%
Apparel, Accessories & Luxury Goods–2.63%
Hermes International (France)	22,767	$23,253,976
Application Software–11.13%
Alteryx, Inc., Class A(b)	119,411	15,051,757
Nice Ltd., ADR (Israel)(b)	94,655	24,731,458
salesforce.com, inc.(b)	174,600	39,382,776
Splunk, Inc.(b)	117,320	19,361,320
		98,527,311
Biotechnology–4.15%
BeiGene Ltd., ADR (China)(b)	58,947	18,863,040
Twist Bioscience Corp.(b)	108,334	17,825,276
		36,688,316
Data Processing & Outsourced Services–10.72%
Adyen N.V. (Netherlands)(b)(c)	6,880	14,335,754
Amadeus IT Group S.A. (Spain)(b)	367,544	23,265,766
Mastercard, Inc., Class A	87,628	27,715,860
PayPal Holdings, Inc.(b)	126,118	29,550,709
		94,868,089
Health Care Equipment–1.79%
ABIOMED, Inc.(b)	21,769	7,581,054
Edwards Lifesciences Corp.(b)	100,368	8,288,390
		15,869,444
Integrated Telecommunication Services–2.89%
Cellnex Telecom S.A. (Spain)(c)	436,569	25,578,447
Interactive Media & Services–14.26%
Alphabet, Inc., Class A(b)	16,234	29,665,362
Facebook, Inc., Class A(b)	241,766	62,455,411
Tencent Holdings Ltd. (China)	308,700	27,024,547
Yandex N.V., Class A (Russia)(b)	112,892	7,071,555
		126,216,875
Internet & Direct Marketing Retail–13.96%
Alibaba Group Holding Ltd., ADR (China)(b)	203,937	51,765,328
Amazon.com, Inc.(b)	11,634	37,300,931
Farfetch Ltd., Class A (United Kingdom)(b)	194,203	11,892,992
HelloFresh SE (Germany)(b)	78,602	6,646,064
Zalando SE (Germany)(b)(c)	138,917	15,954,784
		123,560,099
Shares		Value
Internet Services & Infrastructure–7.23%
Okta, Inc.(b)	33,652	$8,716,204
Twilio, Inc., Class A(b)	153,818	55,286,804
		64,003,008
Life Sciences Tools & Services–16.21%
Biotage AB (Sweden)(b)	226,809	3,822,480
Illumina, Inc.(b)	84,536	36,049,532
Lonza Group AG (Switzerland)	28,432	18,187,613
Tecan Group AG, Class R (Switzerland)	48,081	23,313,179
Thermo Fisher Scientific, Inc.	66,464	33,876,701
Wuxi Biologics Cayman, Inc. (China)(b)(c)	2,016,000	28,201,830
		143,451,335
Pharmaceuticals–1.95%
Novo Nordisk A/S, Class B (Denmark)	248,225	17,265,456
Semiconductors–0.98%
Infineon Technologies AG (Germany)	214,369	8,621,433
Systems Software–8.01%
Crowdstrike Holdings, Inc., Class A(b)	181,578	39,184,532
ServiceNow, Inc.(b)	58,303	31,667,858
		70,852,390
Trucking–1.25%
Uber Technologies, Inc.(b)	217,573	11,080,993
Total Common Stocks & Other Equity Interests (Cost $501,422,460)		859,837,172
Money Market Funds–3.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	9,349,277	9,349,277
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	6,674,417	6,677,087
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	10,684,888	10,684,888
Total Money Market Funds (Cost $26,711,147)		26,711,252
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $528,133,607)		886,548,424
OTHER ASSETS LESS LIABILITIES—(0.18)%		(1,634,948)
NET ASSETS–100.00%		$884,913,476

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $84,070,815, which represented 9.50% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,675,088	$31,982,456	$(28,308,267)	$-	$-	$9,349,277	$348
Invesco Liquid Assets Portfolio, Institutional Class	4,052,847	22,844,611	(20,220,191)	540	(720)	6,677,087	801
Invesco Treasury Portfolio, Institutional Class	6,485,815	36,551,378	(32,352,305)	-	-	10,684,888	189
Total	$16,213,750	$91,378,445	$(80,880,763)	$540	$(720)	$26,711,252	$1,338

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$624,365,843	$235,471,329	$—	$859,837,172
Money Market Funds	26,711,252	—	—	26,711,252
Total Investments	$651,077,095	$235,471,329	$—	$886,548,424
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Focus Fund